Funding Debts	12 Months Ended
Dec. 31, 2023
Funding Debts
Debt Instrument [Line Items]
Funding Debts

10. FUNDING DEBTS

The following table summarizes the Group’s outstanding funding debts as of December 31, 2022 and 2023, respectively:

	As of December 31,
	2022	2023
	(RMB in thousands)
Short-term:
Liabilities to funding partners	4,385,253	3,483,196
Total short-term funding debts	4,385,253	3,483,196
Long-term:
Liabilities to funding partners	1,334,105	455,800
Total long-term funding debts	1,334,105	455,800

For the years ended December 31, 2022 and 2023, the following significant activities took place related to the Group’s funding partners:

Liabilities to funding partners

The Group finances its on-balance sheet loans using the proceeds from funding partners, including the third-party investors of the consolidated Trusts and asset-backed securitized debts, and certain Institutional Funding Partners.

Those liabilities to funding partners were bearing weighted average interest rates of 9.3% and 9.1% as of December 31, 2022 and 2023, respectively. As of December 31, 2022 and 2023, funding partners funded an aggregate amount of RMB6,372 million and RMB3,893 million in outstanding financing receivables originated by the Group, respectively. As of December 31, 2022 and 2023, financing receivables amounting to RMB734 million and RMB190 million were pledged as collaterals to secure the underlying loans funded by funding partners, respectively. Refer to note 21. Commitments and Contingencies for maturities of funding debts.